Net Earnings Per Common Share - Schedule of Basic and Diluted Net Earnings (Loss) per Common Share (Details) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted average common shares outstanding – basic (thousands of shares)	1,190,977	1,218,798	1,175,094
Effect of dilutive stock options (thousands of shares)	2,129	4,960	7,729
Weighted average common shares outstanding – diluted (thousands of shares)	1,193,106	1,223,758	1,182,823
Net earnings (loss)	$ 5,416	$ 2,591	$ 2,397
Net earnings per common share - basic (in CAD per share)	$ 4.55	$ 2.13	$ 2.04
Net earnings (loss) per common share - diluted (in CAD per share)	$ 4.54	$ 2.12	$ 2.03